Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2015
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Summary of Interest-Bearing Deposits

Interest-bearing deposits as of December 31, 2015 and 2014 were as follows:

	2015	2014
Demand	$176,303	$179,388
Statement and Passbook Savings	364,066	318,859
Certificates of Deposit:
In excess of $100	53,499	53,669
Other	130,840	139,531
Individual Retirement Accounts	26,710	26,770

Total	$751,418	$718,217

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2015 were as follows:

2016	$124,120
2017	53,071
2018	14,539
2019	13,508
2020	5,314
Thereafter	497

Total	$211,049